Document and Entity Information	Jan. 15, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001568194
Document Type	8-K
Document Period End Date	Jan. 15, 2025
Entity Registrant Name	FS CREDIT OPPORTUNITIES CORP.
Entity Incorporation State Country Code	MD
Entity File Number	811-22802
Entity Tax Identification Number	46-1882356
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	(215)
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	FSCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false